13. Operating Lease Right-of-use Assets and Operating Lease Liability (Details - Operating lease asset and liability) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Office lease	$ 157,213	$ 157,213
Less: accumulated amortization	(59,565)	(28,814)
Right-of-use assets, net	97,648	128,399	$ 0
Office lease	106,596	138,940
Less: current portion	(50,969)	(44,270)	0
Long term portion	$ 55,627	$ 94,670	$ 0